Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended				12 Months Ended				1 Months Ended					1 Months Ended			12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended
	May 31, 2012 Year	May 31, 2011 Year	May 31, 2010 Year	May 31, 2012 Omnibus Incentive Plan	May 31, 2012 Omnibus Incentive Plan Maximum	May 31, 2012 Restricted Stock Plans, 2007 Plan	May 31, 2011 Restricted Stock Plans, 2007 Plan	May 31, 2010 Restricted Stock Plans, 2007 Plan	May 31, 2012 Restricted Stock Plans, 2007 Plan Shares vest upon the latter of attainment of age 55 and the fifth anniversary of the May 31st immediately preceding the date of the grant	May 31, 2012 Stock Appreciation Rights (SARs) Year	May 31, 2012 Share-based performance-earned restricted stock ("PERS")	May 31, 2011 Share-based performance-earned restricted stock ("PERS")	May 31, 2010 Share-based performance-earned restricted stock ("PERS")	Jul. 31, 2011 Performance Contingent Restricted Stock	Oct. 31, 2010 Performance Contingent Restricted Stock	Jul. 19, 2010 Performance Contingent Restricted Stock	Jul. 31, 2007 Performance Contingent Restricted Stock	May 31, 2012 Performance Contingent Restricted Stock	Oct. 31, 2010 Performance Contingent Restricted Stock First attainment level of performance goals	Oct. 31, 2010 Performance Contingent Restricted Stock Second attainment level of performance goals	Oct. 10, 2003 Restricted Stock Plans, 2003 Plan	May 31, 2012 Restricted Stock Plans, 2003 Plan	May 31, 2011 Restricted Stock Plans, 2003 Plan	May 31, 2010 Restricted Stock Plans, 2003 Plan	May 31, 2012 Nineteen Ninety Seven Plan	May 31, 2012 Restricted Stock Unit	May 31, 2012 Nonvested Restricted Shares Year	May 31, 2011 Nonvested Restricted Shares	May 31, 2010 Nonvested Restricted Shares	May 31, 2011 Restricted Stock	May 31, 2012 Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan approval date				Oct. 08, 2004																	Oct. 10, 2003
Stock appreciation rights expected term	7.5	7.5	7.5							10
Stock appreciation rights graded-vesting term										4 years
Stock options outstanding	610,244									3,161,500
Aggregate intrinsic value of options outstanding	$ 27.1
Weighted-average remaining contractual life of options outstanding	5.7
Aggregate intrinsic value of options exercisable	18.7
Weighted-average remaining contractual life of options exercisable	4.4
Unamortized stock-based compensation expense						5.0				4.1	10.9							5.2				1.2			0.2	1.2	23.3
Unamortized stock-based compensation expense expected recognition period										3.25																	3.8
Shares expected to vest										1,300,000
Shares expected to vest, weighted-average exercise price										$ 20.26
Shares expected to vest, weighted-average remaining contractual term										8.0
Shares of common stock available for grant				12,000,000		319,878			1,000,000												500,000	227,400
Shares of common stock subject to full-value awards					6,000,000
Weighted-average grant-date fair value						$ 22.16					$ 21.49	$ 19.31	$ 18.96	$ 22.16	$ 20.73							$ 20.60	$ 20.73	$ 18.96			$ 21.62
Share based compensation arrangement vesting period											After three years										Three-year period
Shares forfeited											14,000					287,000											14,000
Performance goals attainment period for PCRS awards																	3 years		3 years	5 years
Shares granted						96,000					468,000			115,000	680,000							48,000					727,000
Shares expected to vest	2,200,000																	370,835
Shares outstanding						778,000	691,000				1,070,000	1,035,000						795,000				115,000	114,000				2,758,000	2,520,000
Weighted-average grant-date fair value						$ 22.16	$ 17.88	$ 14.66			$ 20.18	$ 17.29										$ 20.23	$ 18.12				$ 19.53	$ 18.04
Remaining weighted-average contractual term	3.8																										3.8
Weighted-average grant-date fair value																											$ 21.62	$ 19.97	$ 16.26
Total fair value of shares vested	7.0	10.8	7.7
Shares expected to vest, weighted-average grant-date fair value	$ 19.53
Shares of restricted stock vested						9,000					419,000											47,000					475,000			53,773	45,194
Total intrinsic value of restricted shares converted	$ 3.1	$ 0.6	$ 0.6